Fair Value Measurements (Details) - Schedule of company's assets that are measured at fair value on a recurring basis - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in Trust Account	$ 32,989,082	$ 75,758,781	$ 75,751,204
Warrant Liability – Public Warrants	300,000	2,398,500	10,350,000
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant Liability – Private Placement Warrants	$ 300,000	$ 2,398,500	$ 10,350,000